RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 0	$ 0	$ 0
Commodities
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	9,000,000	(23,000,000)	(111,000,000)
Amount of realized gains/(losses) in the year	287,000,000	183,000,000	378,000,000
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	(44,000,000)	6,000,000	(6,000,000)
Foreign exchange
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	(203,000,000)	126,000,000	245,000,000
Amount of realized gains/(losses) in the year	240,000,000	(33,000,000)	(70,000,000)
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	$ (32,000,000)	$ (16,000,000)	$ 2,000,000